LOANS FOR CAPITAL LEASE BUSINESS (Narrative) (Details)			12 Months Ended
	Apr. 03, 2015 USD ($)	Apr. 03, 2015 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)
Loans Payable to Bank			$ 28,281,541	$ 43,308,617
Other Loans Payable			9,509,597	0
Deposit Assets			590,616	0
Notes Payable, Other Payables [Member]
Interest Expense, Debt			$ 410,512
Notes Payable, Other Payables [Member] | Jinshang Leasing [Member]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate			6.00%				6.00%
Debt Instrument, Collateral Amount			$ 8,358,752				¥ 56,650,807
Other Loans Payable			9,509,597
Deposit Assets			590,616				¥ 4,002,855
Bank Loan [Member]
Interest Expense, Debt			1,684,075	524,409		$ 188,173
Bank Loan [Member] | Jinshang Leasing [Member]
Loans Payable to Bank			$ 28,281,541	43,308,617
Shuguang Project Bank Loan [Member] | Jinshang Leasing [Member]
Proceeds from Bank Debt				44,300,000	¥ 300,000,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate			5.50%				5.50%
Debt Instrument, Term			3 years
Debt Instrument, Collateral Amount			$ 4,400,000	4,500,000				¥ 30,000,000
Yancheng Project Bank Loan [Member] | Jinshang Leasing [Member]
Proceeds from Bank Debt	$ 500,000	¥ 3,100,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate			5.75%				5.75%
Mortgage Contract Loan [Member] | Jinshang Leasing [Member]
Debt Instrument, Collateral Amount			$ 505,570	$ 532,456				¥ 3,426,450
Debt Instrument, Maturity Date, Description			February 12, 2020